Eaton Vance
Maryland Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$ 1,043,800
		$ 1,043,800
Education — 9.7%
Baltimore County, MD, (McDonogh School), 4.00%, 9/1/35	$440	$ 461,996
District of Columbia, (Gallaudet University):
4.00%, 4/1/33	165	171,780
4.00%, 4/1/34	160	165,578
4.00%, 4/1/35	200	205,110
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	1,000	1,001,350
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,101,750
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	393,084
5.00%, 6/1/32	495	543,119
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,018,360
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,116,137
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/52	1,000	1,006,000
5.00%, 6/1/29	125	142,167
University System of Maryland, 4.00%, 4/1/34	1,000	1,034,310
		$ 8,360,741
Escrowed/Prerefunded — 2.5%
Baltimore, MD, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$ 152,083
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	902,835
Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,072,170
		$ 2,127,088
General Obligations — 32.5%
Anne Arundel County, MD:
5.00%, 10/1/25	$1,940	$ 2,125,930
5.00%, 10/1/36	1,000	1,118,450
5.00%, 10/1/44	1,000	1,145,060
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Baltimore County, MD:
4.00%, 3/1/40	$1,000	$ 1,053,090
5.00%, 11/1/31	1,000	1,171,990
Baltimore, MD:
4.00%, 10/15/25	1,350	1,359,639
5.00%, 10/15/26	275	307,494
Caroline County, MD, 3.00%, 1/15/37	1,335	1,281,507
Frederick County, MD:
5.00%, 8/1/24	1,000	1,066,560
5.00%, 10/1/28	2,300	2,671,473
5.00%, 8/1/31	675	816,102
Harford County, MD, 5.00%, 10/1/28	2,250	2,613,397
Howard County, MD, 4.00%, 8/15/36	1,000	1,081,080
Maryland:
4.00%, 8/1/35	1,000	1,090,920
Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,006,330
Montgomery County, MD, 4.00%, 11/1/33	1,065	1,153,448
Prince George's County, MD:
4.00%, 7/1/32	1,000	1,105,620
5.00%, 7/1/23	1,500	1,555,125
5.00%, 7/1/26	2,000	2,229,580
Puerto Rico, 5.625%, 7/1/29	750	829,882
Worcester County, MD, 4.00%, 8/1/33	1,000	1,062,940
		$27,845,617
Hospital — 7.9%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 4.00%, 1/1/38	$200	$ 201,836
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	1,000	1,072,530
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,001,230
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	492,355
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,060,040
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,056,030
Maryland Health and Higher Educational Facilities Authority, (UPMC):
4.00%, 4/15/45	500	501,495
5.00%, 4/15/32	275	310,522

Eaton Vance
Maryland Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	$1,000	$ 1,050,360
		$ 6,746,398
Housing — 13.3%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,079,720
Maryland Community Development Administration, 2.30%, 9/1/35	1,000	876,970
Maryland Community Development Administration, Social Bonds:
1.40%, 9/1/28	790	719,643
1.65%, 9/1/29	805	727,776
1.80%, 9/1/30	630	564,196
4.40%, 9/1/37(1)	1,000	1,035,990
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/50	315	286,748
5.00%, 7/1/55	1,000	1,038,930
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	150	154,833
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,130
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	179,736
2.00%, 1/1/32	200	178,568
2.05%, 7/1/32	200	178,204
2.10%, 1/1/33	220	194,803
2.125%, 7/1/33	220	194,027
(FHLMC), (FNMA), (GNMA), (LOC: TD Bank N.A.), 0.79%, 1/1/49(2)	3,000	3,000,000
		$11,410,274
Industrial Development Revenue — 0.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	$395	$ 387,783
		$ 387,783
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$ 137,610
		$ 137,610
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed / Prerefunded — 2.9%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,345	$ 2,521,860
		$ 2,521,860
Insured - Hospital — 4.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,499,507
		$ 3,499,507
Insured - Water and Sewer — 0.1%
Baltimore, MD, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$130	$ 130,408
		$ 130,408
Senior Living/Life Care — 6.2%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 1,034,710
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	1,043,980
4.00%, 1/1/40	95	98,904
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,050	1,051,113
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	522,945
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,011,290
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	546,800
		$ 5,309,742
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 330,465
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(3)	1,000	850,550
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	277,911
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	250	254,802
		$ 1,713,728
Transportation — 9.6%
Maryland Department of Transportation, (Baltimore/Washington International Thurgood Marshall Airport), (AMT), 5.00%, 8/1/29	$520	$ 581,797
Maryland Economic Development Corp., (Purple Line Light Rail), Green Bonds, (AMT), 5.00%, 11/12/28	500	529,925

Eaton Vance
Maryland Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	$250	$ 262,818
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	541,975
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	973,940
Maryland Transportation Authority:
4.00%, 7/1/27	1,000	1,002,310
(AMT), 4.00%, 6/1/35	1,000	1,015,160
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/40	750	769,342
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/31	1,000	1,116,170
Green Bonds, 5.00%, 7/15/46	1,250	1,429,800
		$ 8,223,237
Water and Sewer — 3.7%
Baltimore, MD, (Water Projects):
4.00%, 7/1/37	$1,010	$ 1,070,964
4.00%, 7/1/38	445	469,417
4.00%, 7/1/39	455	477,477
Washington Suburban Sanitary District, MD, 5.00%, 6/15/30	1,000	1,124,010
		$ 3,141,868
Total Tax-Exempt Municipal Obligations (identified cost $84,966,063)		$82,599,661

Taxable Municipal Obligations — 3.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Watertown, CT:
2.05%, 10/15/31	$305	$ 267,345
2.50%, 10/15/36	275	230,689
		$ 498,034
Hospital — 2.0%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 950,680
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 791,050
		$ 1,741,730
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 263,508
2.593%, 8/1/27	260	245,702
		$ 509,210
Total Taxable Municipal Obligations (identified cost $3,115,000)		$ 2,748,974
Total Investments — 99.5% (identified cost $88,081,063)		$85,348,635
Other Assets, Less Liabilities — 0.5%		$ 450,165
Net Assets — 100.0%		$85,798,800
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $1,568,798 or 1.8% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2022, 7.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.1% of total investments.

Eaton Vance
Maryland Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at May 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$82,599,661	$ —	$82,599,661
Taxable Municipal Obligations	—	2,748,974	—	2,748,974
Total Investments	$ —	$85,348,635	$ —	$85,348,635
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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